Right-of-use assets and liability related to right-of-use of assets, Summary (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of quantitative information about leases for lessee [abstract]
Total right of use assets	$ 199,460,378	$ 113,568,320	$ 121,874,096	$ 9,841	$ 90,372,393
Total lease liabilities	213,103,228	125,169,156	134,148,811		$ 98,654,225
Net non-cash additions to right-of-use assets and lease liabilities	298,129	3,111,591	$ 4,862,627
Related Party [Member]
Disclosure of quantitative information about leases for lessee [abstract]
Total right of use assets	125,960,911	59,820,924
Total lease liabilities	$ 131,170,623	$ 61,881,679